Related party transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Equity Method Investments
SES
SES is a 50% joint venture between AerCap and Safran Aircraft Engines. During the three and six months ended June 30, 2026, we recognized lease rental income from SES of $75 million and $139 million, respectively. During the three and six months ended June 30, 2025, we recognized lease rental income from SES of $53 million and $100 million, respectively.
Other related parties
Other related parties include our associated companies as detailed in Note 10—Associated companies. The following table presents amounts received from, or paid to, other related parties for management fees, distributions and contributions for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Management fees and other	$2,976	$2,885	$6,140	$7,122
Distributions	619	1,517	17,727	9,415
Contributions	—	—	(476)	(544)
Einn Volant Aircraft Leasing Holdings Ltd. (“EVAL”)
During the six months ended June 30, 2026, AerCap completed the sale of one engine to EVAL.